FINANCING (Details) (USD $)	6 Months Ended		12 Months Ended				102 Months Ended	108 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011 Payment due Q1 2012 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Payment due Q2 2012 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Monthly Payment Due July 1, 2013 to December 2015 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2010 Discount based on 1,500,000 warrants [Member] Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Discount related to 1,000,000 Warrants [Member] Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Conversion of Debt on June 1, 2011 [Member] Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2012 Discount related to Principal of $126,500 [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Original Issue Discount [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Tangiers $25,000 Note [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers $25,000 Convertible Note [Member]	Jun. 30, 2013 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2012 Tangiers Two February 2012 Convertible Notes [Member]	Jun. 30, 2013 Tangiers Two February 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers February 2, 2012 Convertible Note #1 [Member]	Dec. 31, 2012 Tangiers February 2, 2012 Convertible Note #2 [Member]	Jun. 30, 2013 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Notes #1 [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Note #2 [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Jun. 30, 2013 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Jun. 30, 2013 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Jun. 30, 2013 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Jun. 30, 2013 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2011 Tangiers June 17, 2010, $17,500 Convertible Note [Member]	Dec. 31, 2010 Tangiers June 17, 2010, $17,500 Convertible Note [Member]	Dec. 31, 2011 Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Asher January 4, 2011, $50,000 Note [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2012 Tangiers Two $50,000 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two $37,500 Convertible Notes [Member]	Dec. 31, 2011 Minimum [Member] Tangiers $25,000 Note [Member]
FINANCING (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								3.00%	9.90%		9.90%				9.90%	9.90%			9.90%	9.90%	9.90%		9.90%			7.00%					8.00%		7.00%		9.90%		9.90%		9.90%		3.00%
Debt Instrument, Periodic Payment									$ 10,000	$ 15,000	$ 20,000																																				$ 37,666.67													$ 2,500
Debt Instrument, Face Amount																									25,000		25,000				50,000	50,000			37,500	37,500	50,000		25,000			100,000		550,000			100,000		750,000		17,500		50,000		50,000	50,000	1,990,000
Debt Instrument, Maturity Date, Description																									(24) months from the Effective Date		(9) months				twenty four (24) months	twenty four (24) months			(24) months	(24) months	(24)months		(24) months			(24) months		(12) months from the Effective Date			(9) months from the Effective Date		(24) months from the Effective Date of each tranche		term of one year		term of one year		term of nine months
Debt Instrument, Payment Terms																									every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied																						The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.
(in Shares)	0		4,800,000	2,250,000	13,000,000																750,000	750,000			250,000				500,000					500,000			150,000		150,000										125,000						500,000
Warrants, Term of Warrants																						5 years			5 years				5 years					5 years			5 years		5 years										5 years						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																					0.07				0.115				0.13					0.09			0.07		0.06																0.05
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,022	321,002	70,568			177,974	498,976																	20,568				78,296					34,896			16,241		10,988			58,048		123,017							10,726		17,560		32,485	50,000
Debt Instrument, Convertible, Terms of Conversion Feature																											The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date															convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents		lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion			In lieu of cash payments, the Company may elect to convert the Tonaquint Note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.		The Conversion Price shall be the undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant.		(a) $0.001 or (b) eighty percent (80%) of the lowest traded price of common stock out of the ten (10) trading days immediately preceding the conversion date.		(a) $0.005 or (b) eighty percent (80%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date.		(a) $0.005 or (b) seventy percent (70%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date.	The Note is convertible into common stock, at Asher's option, at a 45% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion, provided that the number of shares to be issued upon conversion cannot result in the recipient holding more than 4.99% of the outstanding number of shares
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.08				$ 0.08	$ 0.08			$ 0.09	$ 0.09	$ 0.06		$ 0.06								$ 0.06		$ 1.25
Amortization of Debt Discount (Premium)	155,182	128,369	356,552	138,475			575,958	731,140									101,609		48,272	32,231						20,568	0						9,042				25,634		20,368		18,490	45,349		58,307		26,041	58,272			4,937		36,986		15,389		32,065		90,324	63,771
Convertible Notes Payable																							1,774,822	1,889,185		27,495	50,000	28,733		113,982							53,106	55,581	26,458	27,695	107,240	103,740	174,900	132,825	174,900	113,000	116,792			17,500		50,000		22,017		50,000		109,032
Interest Payable																							4,437			2,495		3,733		13,982			9,632				3,106	5,581	1,458	2,695	7,240	3,740	2,750	6,325	2,750	5,358	3,792	10,137	1,059	1,225		2,495		1,612		1,020		9,032	5,920
Proceeds from Convertible Debt	341,097	350,000	728,000	100,000			1,381,812	1,722,909																					100,000					75,000										113,850	257,850
Warrants, Beneficial Conversion Feature																													21,704					40,104			9,393		9,380			41,952													14,195
Convertible Debt																																	84,632																										80,920
Debt Instrument, Unamortized Discount	0		0	20,568			0	0							11,500	166,808	111,517	28,650															11,863								31,161		128,964	288,880	128,964		10,000							31,163
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																					5
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05																		$ 0.14
Debt Instrument, Original Issue Discount																																												10.00%
Debt Instrument, Interest Rate Terms																																												If the JMJ Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).
Derivative, Loss on Derivative	18,095															(18,095)
Notes Payable															126,500																													286,500
Debt Conversion, Converted Instrument, Amount	0	0	0	0			253,912	253,912																																			132,825											27,983
Debt Instrument, Fee Amount																																															3,000
Convertible Notes Payable, Current	370,162		608,193	25,000			608,193	370,162																																							113,000
Debt Instrument, Pre-Payment Description																																															the Company retains the option of pre-paying the Tonaquint Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest
Payments of Financing Costs	0	0	24,500	0			24,500	0																																							10,000
Stock Issued During Period, Shares, Issued for Commissions (in Shares)																																															85,000
Stock Issued During Period, Value, Issued for Commissions																																															5,620
Increase (Decrease) in Derivative Liabilities																																															48,272
Repayments of Convertible Debt																																														118,358
Proceeds from Notes Payable															115,000																																		50,000
Debt Instrument, Frequency of Periodic Payment																																																	no less than bi-weekly
Line of Credit Facility, Amount Outstanding																																																346,098	160,000
Proceeds from Lines of Credit																																																186,097
Other Notes Payable																																																356,235	161,059
Debt Conversion, Converted Instrument, Shares Issued (in Shares)														462,416																																				863,681		1,600,467		975,000		557,528
Debt Instrument, Description																																																					Tangiers is entitled to 1.5 million 5 year warrants exercisable at $0.05, with an additional 1 million 5 year warrants exercisable at $0.05 if the note remains outstanding after 90 days, and is also entitled to a 0.75% non-voting interest in the Ruby Project.
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406	62,000						22,475	9,965
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																																																					1,500,000
ContingentWarrants (in Shares)																																																					1,000,000
Contingent Warrants, Fair Value																																																					15,000
Interest Payable, Current	60,189		41,363	0			41,363	60,189																																																0.08
Repayments of Debt	$ 146,242	$ 31,940	$ 114,363	$ 103,315			$ 217,678	$ 363,920																																																	$ 2,500